Geographic information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue from External Customers by Geographic Areas
The following table presents the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented, based on each lessee’s principal place of business, for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025		2024		2023
	Amount	%	Amount	%	Amount	%
United States	$1,130,468	15.3%	$1,101,624	15.7%	$1,087,541	15.9%
China (a)	1,017,437	13.8%	1,060,443	15.1%	1,153,435	16.8%
Other countries (b)	5,221,565	70.9%	4,841,930	69.2%	4,619,344	67.3%
Total	$7,369,470	100.0%	$7,003,997	100.0%	$6,860,320	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our lease revenue.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country
The following table presents the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, investment in finance leases, net and maintenance rights assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented, based on each lessee’s principal place of business, as of December 31, 2025 and 2024:

	As of December 31,
	2025		2024
	Amount	%	Amount	%
United States	$8,606,623	13.9%	$9,419,796	15.2%
China (a)	7,271,504	11.7%	8,196,116	13.3%
Other countries (b)	46,071,206	74.4%	44,206,728	71.5%
Total	$61,949,333	100.0%	$61,822,640	100.0%

(a)Includes mainland China, Hong Kong and Macau.
(b)No individual country within this category, including Ireland, where our headquarters is located, accounts for more than 10% of our long-lived assets.